Acquired Intangible Assets, Net (Details) - Schedule of annual amortization expense $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of annual amortization expense [Abstract]
2021	$ 394
2022	233
2023	233
2024	233
2025	233
Thereafter	953
Total	$ 2,279